UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10041

JNL Investors Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting period: January 1, 2022 – June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JACKSON®

Semi-Annual Report (unaudited)

JUNE 30, 2022

JNL Investors Series Trust

Jackson® is the marketing name for Jackson Financial Inc., Jackson National Life Insurance Company® (Home Office: Lansing, Michigan), and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York). Jackson National Life Distributors LLC.

Issued by Jackson National Life Insurance Company
1 Corporate Way, Lansing, MI 48951

Not FDIC/NCUA insured • May lose value • Not bank/CU guaranteed
Not a deposit • Not insured by any federal agency

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 48.7%
U.S. Government Agency Obligations 22.3%
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.54%, (SOFR + 0.03%), 12/06/22 (a) (b)	71,325	71,325
1.55%, (SOFR + 0.04%), 07/12/23 (a) (b)	17,215	17,214
1.56%, (SOFR + 0.05%), 09/29/23 (a) (b)	20,500	20,500
Federal Farm Credit Banks Funding Corporation
1.55%, (SOFR + 0.05%), 09/08/22 (a) (b)	21,000	21,000
1.53%, (SOFR + 0.02%), 10/27/22 (a) (b)	50,000	50,001
1.60%, (Fed Funds + 0.02%), 04/13/23 (a) (b)	20,000	20,000
Federal Home Loan Bank of New York
1.51%, (SOFR + 0.01%), 09/15/22 (a) (b)	105,000	105,000
FHLBanks Office of Finance
1.51%, (SOFR + 0.00%), 07/19/22 - 08/19/22 (a) (b)	150,000	150,000
1.52%, (SOFR + 0.01%), 07/26/22 - 10/27/22 (a) (b)	232,000	232,000
1.51%, (SOFR + 0.01%), 09/16/22 (a) (b)	80,050	80,050
		767,090
U.S. Treasury Bill 13.6%
Treasury, United States Department of
0.22%, 07/07/22 (c)	36,050	36,049
0.28%, 07/14/22 (c)	19,125	19,123
0.37%, 07/21/22 (c)	35,375	35,368
0.93%, 07/26/22 (c)	120,000	119,924
0.51%, 08/04/22 (c)	9,250	9,246
0.08%, 08/11/22 (c)	26,600	26,598
1.05%, 08/18/22 (c)	20,250	20,229
1.17%, 09/13/22 (c)	16,390	16,350
1.29%, 09/27/22 (c)	77,125	76,884
0.24%, 12/01/22 (c)	18,200	18,181
0.40%, 12/29/22 (c)	17,150	17,116
0.64%, 01/26/23 (c)	17,625	17,561
3.06%, 06/15/23 (c)	56,100	54,458
		467,087
Discount Notes 9.8%
FHLBanks Office of Finance
1.52%, 07/12/22 - 07/14/22 (b) (c)	262,250	262,116
1.67%, 08/12/22 (b) (c)	72,350	72,211
		334,327
U.S. Treasury Note 3.0%
Treasury, United States Department of
1.81%, (3 Month Treasury + 0.06%), 07/31/22 - 10/31/22 (a)	81,050	81,062
1.88%, 08/31/22	22,725	22,793
		103,855
Total Government And Agency Obligations (cost $1,672,359)		1,672,359
REPURCHASE AGREEMENTS 37.8%
Repurchase Agreements (d)		1,300,600
Total Repurchase Agreements (cost $1,300,600)		1,300,600
Total Investments 86.5% (cost $2,972,959)		2,972,959
Other Assets and Liabilities, Net 13.5%		462,639
Total Net Assets 100.0%		3,435,598

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at June 30, 2022, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.50%, due 02/15/45	17,502	14,892	1.47	06/30/22	07/01/22	14,601	14,600	14,600
BNS	Treasury, United States Department of, 0.13%-3.13%, due 09/30/22-05/15/50	116,271	113,225	1.50	06/30/22	07/01/22	111,005	111,000	111,000
BOA	Federal National Mortgage Association, Inc., 2.00%, due 02/01/52	10,375	8,976	1.55	06/30/22	07/01/22	8,800	8,800	8,800
DUB	Treasury, United States Department of, 0.75%, due 03/31/26	78,727	72,145
	Federal National Mortgage Association, Inc., 2.50%-5.50%, due 03/01/26-05/01/51	2,601	2,572
	Federal Home Loan Mortgage Corporation, 3.00%-3.50%, due 06/01/30-04/01/52	20,508	19,837
		101,836	94,554	1.50	06/30/22	07/01/22	92,704	92,700	92,700
GSC	Government National Mortgage Association, 2.50%-3.00%, due 12/20/50-06/20/51	53,733	48,450	1.50	06/30/22	07/01/22	47,502	47,500	47,500
HSB	Federal National Mortgage Association, Inc., 2.50%-4.50%, due 05/01/49-05/01/52	30,976	31,008	1.55	06/30/22	07/01/22	30,401	30,400	30,400
HSB	Treasury, United States Department of, 0.63%-4.75%, due 07/31/23-05/15/51	222,044	210,528	1.47	06/30/22	07/01/22	206,408	206,400	206,400
JPM	Treasury, United States Department of, 0.63%-4.25%, due 02/28/27-05/15/51	155,793	132,702	1.48	06/30/22	07/01/22	130,105	130,100	130,100
NSI	Treasury, United States Department of, 0.63%-4.38%, due 12/31/27-08/15/50	160,633	125,256	1.48	06/30/22	07/01/22	122,805	122,800	122,800
RBC	Treasury, United States Department of, 2.13%-2.50%, due 03/31/24-05/15/46	368,085	321,912	1.48	06/30/22	07/01/22	315,613	315,600	315,600
SGS	Treasury, United States Department of, 1.00%-2.00%, due 12/15/24-02/15/25	220,816	214,098	1.52	06/30/22	07/01/22	209,909	209,900	209,900
TDS	Federal Home Loan Mortgage Corporation, 4.50%, due 03/01/49	10,733	11,016	1.50	06/30/22	07/01/22	10,800	10,800	10,800
									1,300,600

Composition as of June 30, 2022:
Other Short Term Investments	70.7%
Government Securities	29.3
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 3.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
REPURCHASE AGREEMENTS 56.0%
Repurchase Agreements (a)		993,200
Total Repurchase Agreements (cost $993,200)		993,200
GOVERNMENT AND AGENCY OBLIGATIONS 34.8%
U.S. Government Agency Obligations 16.5%
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.54%, (SOFR + 0.03%), 12/06/22 (b) (c)	31,750	31,750
1.55%, (SOFR + 0.04%), 07/12/23 (b) (c)	8,130	8,130
1.56%, (SOFR + 0.05%), 09/29/23 (b) (c)	9,125	9,125
Federal Farm Credit Banks Funding Corporation
1.55%, (SOFR + 0.05%), 09/08/22 (b) (c)	10,250	10,250
1.53%, (SOFR + 0.02%), 10/27/22 (b) (c)	18,000	18,000
1.60%, (Fed Funds + 0.02%), 04/13/23 (b) (c)	7,500	7,500
Federal Home Loan Bank of New York
1.51%, (SOFR + 0.01%), 09/15/22 (b) (c)	23,000	23,000
FHLBanks Office of Finance
1.51%, (SOFR + 0.00%), 07/19/22 - 08/19/22 (b) (c)	54,000	54,000
1.52%, (SOFR + 0.01%), 07/26/22 - 10/27/22 (b) (c)	95,500	95,500
1.51%, (SOFR + 0.01%), 09/16/22 (b) (c)	35,950	35,950
		293,205
U.S. Treasury Bill 9.0%
Treasury, United States Department of
0.22%, 07/07/22 (d)	16,225	16,224
0.28%, 07/14/22 (d)	7,750	7,749
0.37%, 07/21/22 (d)	3,925	3,924
0.93%, 07/26/22 (d)	42,000	41,973
0.51%, 08/04/22 (d)	3,650	3,648
0.08%, 08/11/22 (d)	11,425	11,424
1.05%, 08/18/22 (d)	9,250	9,241
1.17%, 09/13/22 (d)	5,674	5,660
1.29%, 09/27/22 (d)	28,400	28,311
0.24%, 12/01/22 (d)	3,775	3,771
0.40%, 12/29/22 (d)	8,925	8,908
0.64%, 01/26/23 (d)	7,250	7,224
3.06%, 06/15/23 (d)	12,300	11,940
		159,997
Discount Notes 6.9%
FHLBanks Office of Finance
1.52%, 07/12/22 - 07/14/22 (c) (d)	98,825	98,775
1.67%, 08/12/22 (c) (d)	23,850	23,804
		122,579
U.S. Treasury Note 2.4%
Treasury, United States Department of
1.88%, 08/31/22	12,700	12,738
1.81%, (3 Month Treasury + 0.06%), 10/31/22 (b)	29,975	29,980
		42,718
Total Government And Agency Obligations (cost $618,499)		618,499
Total Investments 90.8% (cost $1,611,699)		1,611,699
Other Assets and Liabilities, Net 9.2%		163,208
Total Net Assets 100.0%		1,774,907

(a) For repurchase agreements held at June 30, 2022, see Repurchase Agreements in the Schedules of Investments.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) The coupon rate represents the yield to maturity.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 2.50%, due 05/15/46	8,821	7,446	1.47	06/30/22	07/01/22	7,300	7,300	7,300
BOA	Federal National Mortgage Association, Inc., 2.50%, due 10/01/50	59,028	53,040	1.55	06/30/22	07/01/22	52,002	52,000	52,000
GSC	Government National Mortgage Association, 2.50%, due 01/20/52	103,696	94,758	1.50	06/30/22	07/01/22	92,904	92,900	92,900
HSB	Federal National Mortgage Association, Inc., 3.00%-4.50%, due 11/01/33-07/01/52	192,278	184,634
	Federal Home Loan Mortgage Corporation, 5.00%, due 06/01/52	13,850	14,164
		206,128	198,798	1.55	06/30/22	07/01/22	194,908	194,900	194,900
NSI	Treasury, United States Department of, 0.25%-4.75%, due 12/31/27-05/15/51	347,531	320,586	1.48	06/30/22	07/01/22	314,313	314,300	314,300
TDS	Federal National Mortgage Association, Inc., 2.50%-4.00%, due 05/01/51-06/01/52	358,856	338,436	1.50	06/30/22	07/01/22	331,814	331,800	331,800
									993,200

Composition as of June 30, 2022:
Other Short Term Investments	79.2%
Government Securities	20.8
Total Investments	100.0%

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 3.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2022

1 Rounded par and notional amounts are listed in USD unless otherwise noted.

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
SOFR - Secured Overnight Financing Rates
U.S. - United States

Counterparty Abbreviations:

BCL - Barclays Capital Inc.
BNS - Bank of Nova Scotia
BOA - Bank of America NA
DUB - Deutsche Bank AG
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBC - Royal Bank of Canada
SGS - Societe Generale S.A.
TDS - TD Securities Inc.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2022

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Assets
Investments - unaffiliated, at value	$1,672,359	$618,499
Repurchase agreements, at value	1,300,600	993,200
Cash	464,419	163,867
Receivable from:
Dividends and interest	1,744	717
Other assets	26	9
Total assets	3,439,148	1,776,292
Liabilities
Payable for:
Advisory fees	568	46
Dividends	1,551	1,278
Board of trustee fees	216	59
Other expenses	1,215	2
Total liabilities	3,550	1,385
Net assets	$3,435,598	$1,774,907
Net assets consist of:
Paid-in capital	$3,435,682	$1,774,844
Total distributable earnings (loss)	(84)	63
Net assets	$3,435,598	$1,774,907
Net assets - Institutional Class	$3,435,598	$1,774,907
Shares outstanding - Institutional Class	3,435,684	1,774,841
Net asset value per share - Institutional Class	$1.00	$1.00
Investments - unaffiliated, at cost	$1,672,359	$618,499
Repurchase agreements, at cost	1,300,600	993,200

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Operations (in thousands)

For the period Ended June 30, 2022

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Investment income
Interest	$7,891	$3,028
Total investment income	7,891	3,028

Expenses
Advisory fees	3,564	318
Legal fees	10	4
Board of trustee fees	34	14
Chief compliance officer fees	3	2
Other expenses	15	7
Total expenses	3,626	345
Expense waiver	(572)	—
Recovery of previously reimbursed
expenses	3,119	—
Net expenses	6,173	345
Net investment income (loss)	1,718	2,683

Realized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	—	35
Net realized gain (loss)	—	35
Change in net assets from operations	$1,718	$2,718

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the period Ended June 30, 2022

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Operations
Net investment income (loss)	$1,718	$2,683
Net realized gain (loss)	—	35
Change in net assets from operations	1,718	2,718
Distributions to shareholders
From distributable earnings
Institutional Class	(1,718)	(2,683)
Total distributions to shareholders	(1,718)	(2,683)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	23,950,835	16,510,124
Cost of shares redeemed
Institutional Class	(24,120,538)	(16,357,120)
Change in net assets from
share transactions	(169,703)	153,004
Change in net assets	(169,703)	153,039
Net assets beginning of period	3,605,301	1,621,868
Net assets end of period	$3,435,598	$1,774,907

[1]Share transactions
Shares sold
Institutional Class	23,950,835	16,510,124
Shares redeemed
Institutional Class	(24,120,538)	(16,357,120)
Change in shares
Institutional Class	(169,703)	153,004
Purchases and sales of long term
investments
Purchase of securities	$691,069	$253,481
Proceeds from sales of securities	$138,225	$53,425
Proceeds from sales of U.S. government
securities	351,965	169,720
Total proceeds from sales	$490,190	$223,145

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Year Ended December 31, 2021

	JNL Government Money Market Fund	JNL Securities Lending Collateral Fund
Operations
Net investment income (loss)	$330	$301
Net realized gain (loss)	36	30
Change in net assets from operations	366	331
Distributions to shareholders
From distributable earnings
Institutional Class	(470)	(372)
Total distributions to shareholders	(470)	(372)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	37,467,689	32,057,720
Cost of shares redeemed
Institutional Class	(36,933,768)	(31,660,933)
Change in net assets from
share transactions	533,921	396,787
Change in net assets	533,817	396,746
Net assets beginning of year	3,071,484	1,225,122
Net assets end of year	$3,605,301	$1,621,868

[1]Share transactions
Shares sold
Institutional Class	37,467,689	32,057,720
Shares redeemed
Institutional Class	(36,933,768)	(31,660,933)
Change in shares
Institutional Class	533,921	396,787

See accompanying Notes to Financial Statements.

JNL Investors Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

Net Investment Income (Loss). Net investment income(loss) is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Ratios. Ratios are annualized for periods less than one year.

			Increase (decrease) from investment operations			Distributions from					Supplemental data				Ratios
Period ended		Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)		Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)	Net expenses to average net assets(%)		Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

JNL Government Money Market Fund
Institutional Class
06/30/22		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.05	3,435,598	N/A	0.31	(b)	0.18	0.09	(c)
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.01	3,605,301	N/A	0.05		0.19	0.01
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.34	3,071,484	N/A	0.16		0.19	0.31
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.08	2,692,869	N/A	0.19		0.19	2.05
12/31/18		1.00	0.02	0.00	0.02	(0.02)		—	1.00	1.71	2,570,473	N/A	0.19		0.19	1.69
12/31/17		1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.73	3,621,944	N/A	0.19		0.19	0.73

JNL Securities Lending Collateral Fund
Institutional Class
06/30/22		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.17	1,774,907	N/A	0.04		0.04	0.34
12/31/21		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.03	1,621,868	N/A	0.04		0.04	0.02
12/31/20		1.00	0.00	0.00	0.00	(0.00)	(a)	—	1.00	0.43	1,225,122	N/A	0.04		0.04	0.37
12/31/19		1.00	0.02	0.00	0.02	(0.02)		—	1.00	2.21	1,345,221	N/A	0.04		0.04	2.19
12/31/18	(d)	1.00	0.01	0.00	0.01	(0.01)		—	1.00	0.82	2,206,363	N/A	0.04		0.04	2.12

(a)	Amount represents less than $0.005.
(b)	Includes payments for recovery of contractual expense waivers.
(c)	The ratio for net investment income (loss) to average net assets without expense waivers or recovery of contractual expense waivers for JNL Government Money Market Fund for 2022 was 0.22%.
(d)	The Fund commenced operations on August 13, 2018.

See accompanying Notes to Financial Statements.

JNL Investors Series Trust

Notes to Financial Statements (Unaudited)

June 30, 2022

NOTE 1. ORGANIZATION

JNL Investors Series Trust (“Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated July 28, 2000, as amended and restated September 25, 2017. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“1933 Act”). The Trust operates as a series trust, and at June 30, 2022 consisted of two (2) separate series, JNL Government Money Market Fund and JNL Securities Lending Collateral Fund (each a “Fund”, and collectively, “Funds”), which are each diversified investment companies as defined in the 1940 Act. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Jackson National Asset Management, LLC (“JNAM”, “Adviser” or “Administrator”), an indirect, wholly owned subsidiary of Jackson Financial Inc. (“Jackson”), serves as investment adviser and administrator to each of the Funds. Prudential plc and Athene Life Re Ltd. each hold a minority economic interest in Jackson. Prudential plc has no relation to Newark, New Jersey-based Prudential Financial Inc.

Wellington Management Company LLP serves as Sub-Adviser for JNL Government Money Market Fund and JNL Securities Lending Collateral Fund.

JNL Government Money Market Fund and JNL Securities Lending Collateral Fund presently offer an Institutional Class of shares. Institutional Class shares are not sold to retail investors but are available for investment by affiliated parties. Affiliated parties or Jackson owned 100% of the outstanding capital shares of JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at June 30, 2022.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is notified of the fair valuation.

The net asset value ("NAV") of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or an evaluated price, as applicable, obtained from each Fund's Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third-party sources.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The JNL Government Money Market Fund and JNL Securities Lending Collateral Fund declare dividends from net investment income daily and pay dividends monthly. Distributions of net realized capital gains, if any, are distributed by JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at least annually, to the extent they exceed available capital loss carryforwards.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income, including effective-yield amortization of discounts and premiums on debt securities, is accrued daily.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Expenses attributable to a specific class of shares are charged to that class. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

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Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The new guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2022. Management is currently evaluating the potential impacts of reference rate reform and the adoption of this ASU on the Funds’ financial statements.

Effective March 8, 2021, the SEC adopted Rule 2a-5 under the Investment Company Act – Good Faith Determinations of Fair Value. The rule addresses valuation practices and the role of fund board of directors with respect to the fair value of the investments of a fund. The SEC has provided an eighteen-month transition period, beginning from the effective date of the rule, for funds to prepare to come into compliance with the rule. Management is currently evaluating potential impacts that adoption of Rule 2a-5 may have on the Funds’ financial statements.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2022 by valuation level.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,672,359	—	1,672,359
Repurchase Agreements	—	1,300,600	—	1,300,600
	—	2,972,959	—	2,972,959
JNL Securities Lending Collateral Fund
Assets - Securities
Repurchase Agreements	—	993,200	—	993,200
Government And Agency Obligations	—	618,499	—	618,499
	—	1,611,699	—	1,611,699

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2022.

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NOTE 4. SECURITIES INVESTMENTS

U.S. Government Agencies or Government Sponsored Enterprises. The Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Repurchase Agreements. Certain Funds may invest in repurchase agreements. In a repurchase agreement a Fund receives debt securities (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the securities at an agreed upon price and date. The underlying securities used as collateral for repurchase agreements may be held in safekeeping by the Fund’s Custodian or designated sub-custodians under triparty repurchase agreements. Earnings on collateral and compensation to the seller are based on agreed upon rates between the seller and the Fund. Interest earned on repurchase agreements is recorded as interest income to the Fund. When a repurchase agreement is entered into, a Fund typically receives securities with a value that approximates or exceeds the repurchase price, including any accrued interest earned on the repurchase agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties with a frequency and in amounts prescribed in the repurchase agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of such collateral may decline.

NOTE 5. INVESTMENT RISKS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Concentration Risk. To the extent that a Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

LIBOR Replacement Risk. The Funds’ payment obligations, financing terms and investments in certain instruments (including debt securities and derivatives) may be tied to floating rates, such as the London Interbank Offered Rate (“LIBOR”). In 2017, the UK Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited

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exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Various financial industry groups have been planning for the transition away from LIBOR and markets are developing in response to these new rates, but questions around the liquidity of the new rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. It is difficult to predict the full impact of the transition away from LIBOR on the Funds. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that continue to rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Funds or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Funds. Since the usefulness of LIBOR as a benchmark could also deteriorate during the transition period, effects could occur at any time.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled, or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds' Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Sub-Advisers and service providers could cause business failures or delays in daily processing and a Fund may need to delay transactions, consistent with regulatory requirements, as a result and could impact the performance of a Fund.

Epidemic Risk. The transmission of COVID-19 and efforts to contain its spread resulted in, and may continue to result in, closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancellations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of infectious diseases across the world, but especially in developing or emerging market countries, may be more pronounced where less established health care systems exist or where health care systems are unprepared to handle the outbreak of a disease like COVID-19. Health crises caused by COVID-19 may exacerbate other pre-existing political, social and economic risks in certain countries. The COVID-19 pandemic and its effects may last for an extended period of time. New variants and low rates of vaccination in certain areas of the world have hampered recovery efforts and continue to create further uncertainty. Even as restrictions have been lifted in certain jurisdictions, they have been reimposed in others, and this pattern is expected to continue for the foreseeable future as certain jurisdictions experience resurgences of COVID-19. Although the long-term economic fallout of COVID-19 is difficult to predict, it has contributed to, and is likely to continue to contribute to, market volatility, inflation and systemic economic weakness. As the world adapts to a new outlook on how to balance the risk of illness against the desire for in person human connection, the COVID-19 pandemic and its effects are expected to continue through 2022 and beyond, and therefore the economic outlook, particularly for certain industries and businesses, remains inherently uncertain. The foregoing could prevent a Fund from executing advantageous investment decisions in a timely manner, adversely affect the value and liquidity of a Fund’s investments, and negatively impact a Fund's ability to achieve its investment objective.

Market Disruption and Geopolitical Risk. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments and the Funds. Any of these occurrences could disrupt the operations of the Funds and of the Funds' service providers.

NOTE 6. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments.

Master Netting Agreements (“Master Agreements”). Certain Funds are subject to various Master Agreements, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing

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standardization that improves legal certainty. Because different types of financial transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, potentially resulting in the need for multiple agreements with a single counterparty. A Fund may net exposure and collateralize multiple transaction types governed by the same Master Agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each Master Agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the Master Agreements.

Master Agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds' Sub-Advisers attempt to limit counterparty risk by only entering into Master Agreements with counterparties that the Sub-Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”). Master Repo Agreements govern repurchase, reverse repurchase and Treasury roll transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, among other things, initiation and confirmation, income payments and transfer, events of default, termination, and maintenance of collateral. In the event of default, the total value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. Securities purchased under repurchase agreements are reflected as an asset on a Fund’s Statement of Assets and Liabilities. The value of repurchase agreements and collateral pledged or received by a counterparty are disclosed in the Schedules of Investments. A Fund’s net exposure to the counterparty is determined by the amount of any excess or shortfall in collateral compared to the value of the repurchase agreement.

NOTE 7. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory Fee. The Trust has an investment advisory and management agreement with JNAM, whereby JNAM provides investment management services. Each Fund pays JNAM an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid by JNAM to the Sub-Adviser as compensation for its services. JNL Government Money Market Fund is obligated to pay JNAM an annual rate of 0.20% for net assets up to $750 million, 0.18% for net assets between $750 million and $3 billion, 0.16% for net assets between $3 billion and $5 billion and 0.14% for net assets over $5 billion. JNL Securities Lending Collateral Fund is obligated to pay JNAM an annual rate of 0.04% for net assets up to $3 billion, 0.035% for net assets between $3 billion and $5 billion and 0.03% for net assets over $5 billion.

Administrative Fee. JNAM also serves as the Administrator to the Funds. JNAM provides or procures most of the necessary administrative functions and services for the operations of the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund at no additional cost. In accordance with the administration agreement, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Trustees (“Independent Trustees”) and independent legal counsel to the Independent Trustees and a portion of the costs associated with the Chief Compliance Officer.

Fee Waiver and Expense Reimbursements. Pursuant to a contractual expense limitation agreement, JNAM agreed to waive fees and reimburse expenses of the JNL Government Money Market Fund to the extent necessary to limit operating expenses, interest, taxes and dividend and extraordinary expenses of the Fund, to an annual rate as a percentage of average daily net assets equal to or less than the Fund’s investment income for the year. In addition, when the Fund receives income sufficient to pay a dividend, under the contractual expense limitation agreement JNAM may recapture previously waived fees and reimbursed expenses from the Fund for a period of three years from the end of the fiscal year in which such waiver or reimbursement took place. During the period ended June 30, 2022, JNAM recovered $3,119 (in thousands) of previously reimbursed expenses. At June 30, 2022, the amount of potentially recoverable expenses (in thousands) was $2,161 expiring on December 31, 2024, and $572 expiring on December 31, 2025.

Deferred Compensation Plan. The Funds adopted a Deferred Compensation Plan whereby an Independent Trustee may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested and reinvested in shares of one or more funds at the discretion of the applicable Independent Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Liabilities related to deferred balances are included in Payable for Board of trustees fees in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in Board of trustees fees set forth in the Statements of Operations.

NOTE 8. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each of these Funds intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required. These Funds may also fully or partially satisfy their distribution requirements by using consent dividends rather than cash dividends. Consent dividends are authorized by Jackson, and the distributions are treated as if they were paid in cash for tax purposes only. Under current tax law, interest, dividends

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and capital gains paid by these Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract or variable life insurance policies.

The following information is presented on an income tax basis (in thousands). Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: paydown reclassifications, non-deductible offering costs and distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2022, the cost of investments and the components of net unrealized appreciation (depreciation) (in thousands) for federal income tax purposes were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
JNL Government Money Market Fund	2,972,959	—	—	—
JNL Securities Lending Collateral Fund	1,611,699	—	—	—

The tax character of distributions paid by the Funds (in thousands) during the Funds’ fiscal year ended December 31, 2021 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
JNL Government Money Market Fund	481	10	—
JNL Securities Lending Collateral Fund	425	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current period. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns for 2018, 2019, 2020 and 2021 which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2022.

NOTE 9. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

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Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/22($)	Ending Account Value 06/30/22($)	Expenses Paid During Period($)†
JNL Government Money Market Fund
Institutional Class	0.31	1,000.00	1,000.50	1.54	1,000.00	1,023.26	1.56
JNL Securities Lending Collateral Fund
Institutional Class	0.04	1,000.00	1,001.70	0.20	1,000.00	1,024.60	0.20

† Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the most recent 6-month period).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser (and Sub-Advisers) used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available without charge (1) by calling 1-800-392-2909; (2) on Jackson National Life Insurance Company's or Jackson National Life Insurance Company of New York's website at www.jackson.com; and (3) by visiting the SEC’s website at www.sec.gov.

JNL Investors Series Trust
1 Corporate Way
Lansing, MI 48951

CMV8375 06/22

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)  Included as a part of the report to shareholders filed under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)  The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

 Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Investors Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	September 1, 2022

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	September 1, 2022

EXHIBIT LIST

Exhibit 13(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 13(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.